Related parties - Prescribed Officers' unvested LTI holdings (Details) R / shares in Units, $ / shares in Units, R in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 ZAR (R) R / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 R / shares	Jun. 30, 2025 $ / shares
Intrinsic value
Share Price | (per share)	R 161.66		$ 9.82	R 78.76	$ 4.42
Remaining percentage of awards vested, for which full amount is disclosed in total earned remuneration	50.00%	50.00%
Prescribed Officers | Awards with renewable energy CPT deferred
Number
Balance at the end of the year	2,333	2,333
V Bester
Number
Balance at beginning of the year	77,615	77,615
Awards granted	66,132	66,132
Effect of corporate performance targets	(100)	(100)
Dividend equivalents	528	528
Awards settled	(1,511)	(1,511)
Balance at the end of the year	142,664	142,664
Intrinsic value
Balance at beginning of the year | R	R 6,113
Awards granted | R	8,284
Change in value | R	8,795
Effect of corporate performance targets | R	(14)
Dividend equivalents | R	74
Awards settled | R	(189)
Balance at the end of the year | R	R 23,063
AGM Gerber
Number
Balance at beginning of the year	85,378	85,378
Awards granted	93,110	93,110
Balance at the end of the year	178,488	178,488
Intrinsic value
Balance at beginning of the year | $		$ 377
Awards granted | $		666
Change in value | $		710
Balance at the end of the year | $		$ 1,753
C Herrmann
Number
Balance at beginning of the year	122,021	122,021
Awards granted	74,488	74,488
Effect of corporate performance targets	(574)	(574)
Dividend equivalents	2,529	2,529
Awards settled	(19,674)	(19,674)
Balance at the end of the year	178,790	178,790
Intrinsic value
Balance at beginning of the year | $		$ 539
Awards granted | $		533
Change in value | $		805
Effect of corporate performance targets | $		(5)
Dividend equivalents | $		21
Awards settled | $		(137)
Balance at the end of the year | $		$ 1,756
AT Makgala
Number
Awards granted	64,863	64,863
Balance at the end of the year	64,863	64,863
Intrinsic value
Awards granted | R	R 7,219
Change in value | R	3,267
Balance at the end of the year | R	R 10,486
CK Mokoena
Number
Balance at beginning of the year	162,969	162,969
Effect of changes in Prescribed Officers	(162,969)	(162,969)
Intrinsic value
Balance at beginning of the year | R	R 12,835
Change in value | R	4,678
Effect of changes in Prescribed Officers | R	R (17,513)
SD Pillay
Number
Balance at beginning of the year	69,031	69,031
Awards granted	56,376	56,376
Effect of corporate performance targets	(569)	(569)
Dividend equivalents	1,467	1,467
Awards settled	(9,285)	(9,285)
Balance at the end of the year	117,020	117,020
Intrinsic value
Balance at beginning of the year | R	R 5,437
Awards granted | R	7,062
Change in value | R	7,860
Effect of corporate performance targets | R	(79)
Dividend equivalents | R	204
Awards settled | R	(1,567)
Balance at the end of the year | R	R 18,917
S Siyaya
Number
Awards granted	57,684	57,684
Effect of corporate performance targets	(38)	(38)
Dividend equivalents	238	238
Awards settled	(1,125)	(1,125)
Effect of changes in Prescribed Officers	39,958	39,958
Balance at the end of the year	96,717	96,717
Intrinsic value
Awards granted | R	R 7,225
Change in value | R	3,847
Effect of corporate performance targets | R	(5)
Dividend equivalents | R	33
Awards settled | R	(141)
Effect of changes in Prescribed Officers | R	4,676
Balance at the end of the year | R	R 15,635
H Wenhold
Number
Balance at beginning of the year	123,098	123,098
Effect of changes in Prescribed Officers	(123,098)	(123,098)
Intrinsic value
Balance at beginning of the year | R	R 9,695
Change in value | R	4,710
Effect of changes in Prescribed Officers | R	R (14,405)